UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $96,400 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1727    25280 SH       SOLE                    25280        0        0
ALTERA CORP                    COM              021441100     3750   181356 SH       SOLE                   174260        0     7096
AMGEN INC                      COM              031162100      771    13000 SH       SOLE                    13000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     2118    96690 SH       SOLE                    93807        0     2883
AT&T INC                       COM              00206R102     3343   119747 SH       SOLE                   115208        0     4539
BHP BILLITON LTD               SPONSORED ADR    088606108     2843    54690 SH       SOLE                    52543        0     2147
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4287    84125 SH       SOLE                    80641        0     3484
CHUBB CORP                     COM              171232101     4470    81426 SH       SOLE                    78129        0     3297
E M C CORP MASS                COM              268648102     2996   250530 SH       SOLE                   242031        0     8499
EXXON MOBIL CORP               COM              30231g102      376     4836 SH       SOLE                     4836        0        0
GARMIN LTD                     ORD              G37260109     2774    81721 SH       SOLE                    78396        0     3325
GENERAL ELECTRIC CO            COM              369604103      867    34000 SH       SOLE                    34000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4581    39168 SH       SOLE                    37794        0     1374
INTUIT                         COM              461202103     4512   142748 SH       SOLE                   137279        0     5469
ISHARES INC                    MSCI GERMAN      464286806     1194    49967 SH       SOLE                    46425        0     3542
ISHARES INC                    MSCI MALAYSIA    464286830     1200   138604 SH       SOLE                   128931        0     9673
ISHARES TR                     FTSE XNHUA IDX   464287184     1685    48896 SH       SOLE                    44192        0     4704
JACOBS ENGR GROUP INC DEL      COM              469814107     3019    55597 SH       SOLE                    52886        0     2711
JOHNSON & JOHNSON              COM              478160104     4235    61127 SH       SOLE                    58969        0     2158
LAS VEGAS SANDS CORP           COM              517834107     1660    45962 SH       SOLE                    43972        0     1990
M & T BK CORP                  COM              55261F104     1644    18420 SH       SOLE                    18420        0        0
MANITOWOC INC                  COM              563571108     1482    95298 SH       SOLE                    92103        0     3195
MEADWESTVACO CORP              COM              583334107     1538    65960 SH       SOLE                    65960        0        0
MERRILL LYNCH & CO INC         COM              590188108     2248    88856 SH       SOLE                    85437        0     3419
MORGAN STANLEY INDIA INVS FD   COM              61745c105      727    36512 SH       SOLE                    34278        0     2234
NABORS INDUSTRIES LTD          SHS              G6359F103     2919   117120 SH       SOLE                   113006        0     4114
NOBLE CORPORATION              SHS              G65422100     3845    87580 SH       SOLE                    84306        0     3274
PENTAIR INC                    COM              709631105     3790   109631 SH       SOLE                   106147        0     3484
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936d107     2263    92594 SH       SOLE                    85436        0     7158
QUALCOMM INC                   COM              747525103     3960    92157 SH       SOLE                    88653        0     3504
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2620    79716 SH       SOLE                    76044        0     3672
SIEMENS A G                    SPONSORED ADR    826197501     2952    31443 SH       SOLE                    30383        0     1060
STRYKER CORP                   COM              863667101     3995    64124 SH       SOLE                    61729        0     2395
TARGET CORP                    COM              87612E106     3538    72131 SH       SOLE                    69465        0     2666
TIDEWATER INC                  COM              886423102     3889    70254 SH       SOLE                    67696        0     2558
WELLS FARGO & CO NEW           COM              949746101     2582    68790 SH       SOLE                    68790        0        0